Effect on Statement of Financial Position (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets	€ 2,184,618	€ 2,489,448	€ 2,794,279
Share premium	9,395,382	9,395,382	2,925,719
Deficit	(8,316,348)	(7,187,541)	(5,562,357)
Previously Reported [Member]
Intangible assets	65,000,000	65,000,000	65,000,000
Share premium	71,347,078	71,347,078	64,877,415
Deficit	(7,452,662)	(6,628,685)	(5,308,332)
Revision of Prior Period, Adjustment [Member]
Intangible assets	(62,815,382)	(62,510,552)	(62,205,721)
Share premium	(61,951,696)	(61,951,696)	(61,951,696)
Deficit	€ (863,686)	€ (558,856)	€ (254,025)